Intangible assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Intangible assets

11. Intangible assets

A.	Details of the changes in intangible assets

Details of the changes in intangible assets for the six-month periods ended June 30, 2026 and 2025 are as follows:

		Six-month period ended June 30, 2026
		Software	Patents	Brand	Total
		(In thousands of Korean won)
Beginning balance	₩	1,027	2,829	1,386	5,242
Acquisitions		-	-	-	-
Amortization		(256)	(757)	(154)	(1,167)
Ending balance	₩	771	2,072	1,232	4,075

		Six-month period ended June 30, 2025
		Software	Patents	Brand	Total
		(In thousands of Korean won)
Beginning balance	₩	1,540	4,466	3	6,009
Acquisitions		-	-	-	-
Amortization		(256)	(880)	-	(1,136)
Ending balance	₩	1,284	3,586	3	4,873

B.	Amortization

The classification of amortization in the statements of comprehensive income for the six-month periods ended June 30, 2026 and 2025 is as follows:

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Selling, general and administrative expenses	₩	256	256
Research and development costs		911	880
Total	₩	1,167	1,136

C.	Research and development expense

The Company recognized total research and development costs of Korean Won 181,078 thousand for six-month periods ended June 30, 2026 and Korean won 521,798 thousand for six-month periods ended June 30, 2025

15. Intangible assets

A.	Reconciliation of carrying amount

Details of intangible assets as of December 31, 2025 and 2024 are as follows:

		December 31, 2025
		Acquisition price	Accumulated amortization	Book amount
		(In thousands of Korean won)
Software	₩	10,564	(9,537)	1,027
Patents		349,730	(346,901)	2,829
Brand		10,585	(9,199)	1,386
Total	₩	370,879	(365,637)	5,242

		December 31, 2024
		Cost	Accumulated amortization	Carrying amount
		(In thousands of Korean won)
Software	₩	10,564	(9,024)	1,540
Patents		349,730	(345,264)	4,466
Brand		9,048	(9,045)	3
Total	₩	369,342	(363,333)	6,009

Details of the changes in intangible assets for the years ended December 31, 2025 and 2024 are as follows:

		2025
		Software	Patents	Brand	Total
		(In thousands of Korean won)
Beginning balance	₩	1,540	4,466	3	6,009
Acquisitions		-	-	1,536	1,536
Amortization		(513)	(1,637)	(153)	(2,303)
Ending balance	₩	1,027	2,829	1,386	5,242

		2024
		Software	Patents	Brand	Total
		(In thousands of Korean won)
Beginning balance	₩	2,052	6,714	3	8,769
Amortization		(512)	(2,248)	-	(2,760)
Ending balance	₩	1,540	4,466	3	6,009

B.	Amortization

For the years ended December 31, 2025 and 2024, amortization expense totaling Korean won 2,303 and 2,760 thousand was recognized within selling, general and administrative expenses in the statements of comprehensive income.

C.	Research and development cost

The Company recognized total research and development costs of Korean won 777,685 and 1,007,139 thousand for the years ended December 31, 2025 and 2024.